Summary of Option Activity (Detail) - Employees - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	1,059,100	2,025,600	2,083,600
Number of shares, Exercised		(895,148)
Number of shares, Outstanding, Forfeited	(19,000)	(71,352)	(58,000)
Number of shares, Outstanding, Ending	1,040,100	1,059,100	2,025,600	2,083,600
Weighted-average exercise price, Outstanding, Beginning	$ 1.39	$ 2.85	$ 2.86
Weighted-average exercise price, Exercised	$ 0	1.66
Number of shares, Exercisable	1,040,100
Weighted-average exercise price, Forfeited	$ 1.81	1.17	3.32
Weighted-average exercise price, Outstanding, Ending	1.39	$ 1.39	$ 2.85	$ 2.86
Weighted-average exercise price: Expected to vest	$ 0
Aggregated intrinsic value, Outstanding, Beginning	$ 718		$ 765
Weighted-average exercise price: Exercisable	$ 1.39
Weighted-average remaining contractual term (years), Outstanding	4 years 6 months 25 days	5 years 6 months 29 days	6 years 6 months 10 days	7 years 6 months 18 days
Weighted-average remaining contractual term (years), Exercisable	4 years 6 months 25 days
Aggregated intrinsic value, Outstanding, Ending	$ 0	$ 718		$ 765
Aggregated intrinsic value, Exercisable	$ 0